Capital Stock - 2014 Securities Purchase Agreements for Common Stock - Additional Information (Detail) (USD $)	0 Months Ended					1 Months Ended		9 Months Ended		12 Months Ended
	Sep. 10, 2014	Aug. 06, 2014	Jul. 19, 2013	Mar. 12, 2013	Jan. 22, 2013	Jun. 26, 2014	May 29, 2014	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Equity [Abstract]
Number of shares of common stock sold	4,444,445	6,000,000		5,000,000	10,125,000	5,500,000	3,333,333
Common stock value per share						$ 0.10	$ 0.15
Proceeds from sale of common stock	$ 400,000	$ 600,000	$ 2,377,000	$ 1,000,000	$ 2,025,000	$ 550,000	$ 500,000	$ 3,646,000	$ 6,289,000	$ 6,538,000	$ 2,084,000
Issuance price per share	$ 0.09	$ 0.10		$ 0.20	$ 0.20